PRINCIPAL ACCOUNTING POLICIES (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Statutory reserves CNY	Dec. 31, 2011 Statutory reserves CNY	Dec. 31, 2010 Statutory reserves CNY	Dec. 31, 2012 Land use rights [Member]	Dec. 31, 2012 Purchased software and trademark registration fees [Member]	Dec. 31, 2012 Buildings [Member]	Dec. 31, 2012 Machinery and equipment [Member]	Dec. 31, 2012 Furniture, fixture and office equipment [Member] Minimum [Member]	Dec. 31, 2012 Furniture, fixture and office equipment [Member] Maximum [Member]	Dec. 31, 2012 Motor vehicles [Member] Minimum [Member]	Dec. 31, 2012 Motor vehicles [Member] Maximum [Member]
Consolidation
Prepayment for share repurchase			(31,924,842)
Foreign currency translation
Cash, cash equivalents, and restricted cash		382,800,000	461,700,000
Short-term investments
Restricted short-term investments	662,800,000				448,400,000
Short-term and long-term advances to suppliers
Provision for advance to suppliers	36,447,800	227,073,440	652,937
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life											20 years	10 years	3 years	5 years	4 years	5 years
Interest Capitalization
Interest capitalized		7,507,649	3,505,464	2,147,440
Project assets
Project assets, useful life	20 years	20 years
Reclassification for project assets	86,096,708	536,391,099	272,504,672
Reclassification of payments for construction of project assets	18,755,036	116,845,750	235,198,641
Purchases of project assets included in other payables - net	29,634,059	184,623,149	37,306,301
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life, minimum									50 years	5 years
Intangible asset, useful life, maximum									70 years	10 years
Goodwill
Goodwill impairment			45,645,832
Revenue recognition
Retainage		121,814,534
Return percentage				0.20%
VAT rate	17.00%	17.00%
Warranty cost
Product defect, minimum warranty	2 years	2 years
Product defect, maximum warranty	5 years	5 years
Product decline, minimum warranty	10 years	10 years
Product decline, maximum warranty	25 years	25 years
Product decline, minimum percentage	10.00%	10.00%
Product decline, maximum percentage	20.00%	20.00%
Provision for warranty cost		130,517,641	96,463,635	33,432,852
Warranty cost expenses		40,213,055	63,030,783	31,705,135
Utilization of warranty accruals		6,159,049
Shipping and handling
Shipping and handling costs		164,942,482	119,821,738	57,261,154
Government grants
Subsidy income	6,565,322	40,902,610	25,553,802	15,696,641
Government grants related to assets		119,820,411	91,611,300	55,000,000
Statement [Line Items]
Appropriation to statutory reserves						56,894	14,397,530	126,152,136
Convenience translation
Exchange rate		6.2301